Warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Warrants Outstanding, beginning	25,904,122	2,519,157
Warrants Issued		26,293,227
Warrants Cancelled	0	(1,065,265)
Warrants Exercised	(2,689,836)	(1,842,997)
Warrants Outstanding, ending	23,214,286	25,904,122
Warrant One [Member]
Statement [Line Items]
Warrants Outstanding, beginning	787,780	1,453,892
Warrants Issued	0	0
Warrants Cancelled	0	0
Warrants Exercised	(787,780)	666,112
Warrants Outstanding, ending	0	787,780
Issued Date	Oct. 25, 2019	Oct. 25, 2019
Expiration Date	Oct. 25, 2021	Oct. 25, 2021
Exercise Price	$ 0.90	$ 0.90
Warrant Two [Member]
Statement [Line Items]
Warrants Outstanding, beginning	1,902,056	0
Warrants Issued	0	3,078,941
Warrants Cancelled	0	0
Warrants Exercised	(1,902,056)	1,176,885
Warrants Outstanding, ending	0	1,902,056
Issued Date	Jul. 02, 2020	Jul. 02, 2020
Expiration Date	Jul. 02, 2022	Jul. 02, 2022
Exercise Price	$ 0.65	$ 0.65
Warrant Three [Member]
Statement [Line Items]
Warrants Outstanding, beginning	23,214,286
Warrants Issued	0	23,214,286
Warrants Cancelled	0	0
Warrants Exercised	0
Warrants Outstanding, ending	23,214,286	23,214,286
Issued Date	May 19, 2021	May 19, 2021
Expiration Date	May 19, 2023	May 19, 2023
Exercise Price	$ 1.00	$ 1.00
Warrant Four [Member]
Statement [Line Items]
Warrants Outstanding, beginning		1,065,265
Warrants Cancelled		1,065,265
Issued Date		Aug. 17, 2018
Expiration Date		Aug. 17, 2020
Exercise Price		$ 1.00